Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2020	$ 19,764		$ 215	$ 24,785	$ (5,236)
Beginning Balances (in shares) at Dec. 31, 2020			2,156,250
Class A Units issued for cash	103,500,000	$ 1,035		103,498,965
Class A Units issued for cash net of offering costs (in shares)		10,350,000
Representative shares issued		$ 10		(10)
Representative shares issued, shares		103,500
Class A Units subject to possible redemption	(105,570,000)	$ (1,035)		(105,568,965)
Class A Units subject to possible redemption, shares		(10,350,000)
Private placement warrants issued for cash	5,738,000			5,738,000
Class B shares dividend issued to Sponsor			$ 44	(44)
Class B shares dividend issued to Sponsor, shares			431,250
Warrants classified as liabilities	(8,116,680)			(8,116,680)
Underwriting fee & offering costs	(6,211,902)			(6,211,902)
Reclass APIC to retained earnings				10,635,851	(10,635,851)
Net income (loss)	1,706,457				1,706,457
Ending Balance at Mar. 31, 2021	(8,934,361)	$ 10	$ 259		(8,934,630)
Ending Balances (in shares) at Mar. 31, 2021		103,500	2,587,500
Beginning Balance at Dec. 31, 2020	19,764		$ 215	24,785	(5,236)
Beginning Balances (in shares) at Dec. 31, 2020			2,156,250
Class A Units issued for cash	103,500,000	$ 1,035		103,498,965
Class A Units issued for cash net of offering costs (in shares)		10,350,000
Representative shares issued		$ 10		(10)
Representative shares issued, shares		103,500
Class A Units subject to possible redemption	(105,570,000)	$ (1,035)		(105,568,965)
Class A Units subject to possible redemption, shares		(10,350,000)
Private placement warrants issued for cash	5,738,000			5,738,000
Class B shares dividend issued to Sponsor			$ 44	(44)
Class B shares dividend issued to Sponsor, shares			431,250
Warrants classified as liabilities	(8,116,680)			(8,116,680)
Underwriting fee & offering costs	(6,211,902)			(6,211,902)
Reclass APIC to retained earnings				10,635,851	(10,635,851)
Net income (loss)	75,317				75,317
Ending Balance at Dec. 31, 2021	(10,565,501)	$ 10	$ 259		(10,565,770)
Ending Balances (in shares) at Dec. 31, 2021		103,500	2,587,500
Beginning Balance at Mar. 31, 2021	(8,934,361)	$ 10	$ 259		(8,934,630)
Beginning Balances (in shares) at Mar. 31, 2021		103,500	2,587,500
Net income (loss)	(1,982,698)				(1,982,698)
Ending Balance at Jun. 30, 2021	(10,917,059)	$ 10	$ 259	0	(10,917,328)
Ending Balances (in shares) at Jun. 30, 2021		103,500	2,587,500
Beginning Balance at Dec. 31, 2021	(10,565,501)	$ 10	$ 259		(10,565,770)
Beginning Balances (in shares) at Dec. 31, 2021		103,500	2,587,500
Net income (loss)	3,386,081				3,386,081
Ending Balance at Mar. 31, 2022	(7,179,420)	$ 10	$ 259		(7,179,689)
Ending Balances (in shares) at Mar. 31, 2022		103,500	2,587,500
Net income (loss)	182,562				182,562
Ending Balance at Jun. 30, 2022	$ (6,996,858)	$ 10	$ 259	$ 0	$ (6,997,127)
Ending Balances (in shares) at Jun. 30, 2022		103,500	2,587,500